POST-EMPLOYMENT BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	R$ 7,016,841	R$ 4,987,861
Current	192,209	161,773	R$ 164,160
Non-current	6,824,632	4,826,088	R$ 2,979,367
Defined benefit plans
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	6,791,370	4,791,681
Health and life insurance plans
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	R$ 225,471	R$ 196,180